6. Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 11,574,269	$ 11,574,269
Accumulated amortization expense	3,888,309	$ 3,615,614
Intangible Assets Acquired	4,161,000
Total remaining core deposit intangible expense	$ 272,691